Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Property and Equipment, Net

Depreciation is recognized over the following useful lives in straight-line method, taking into consideration the assets’ estimated salvage value:

Building	30 years
Computer equipment	3 to 5 years
Furniture, fixtures and office equipment	3 to 5 years
Software	3 to 10 years
Motor vehicles	5 years
Leasehold improvements	The shorter of lease terms and estimated useful lives

Employee Benefit Plans

Employee benefit expenses recognized under these plans for the years ended December 31, 2019, 2020 and 2021 are allocated to the following expense items.

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cost of revenues	2,363,553	3,022,423	5,989,994
Research and development	2,468,898	962,709	1,294,439
Sales and marketing	2,077,128	1,881,648	3,775,110
General and administrative	3,301,256	2,576,853	3,810,984
Total expense due to employee benefit plans	10,210,835	8,443,633	14,870,527